Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of June 30, 2024 and December 31, 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Trade payable	€1,667,141	€1,847,575
VAT payable	81,551	69,426
Payroll taxes payable	61,119	56,419
Customer deposits	246,251	70,139
	€2,056,062	€2,043,559